Investment in Joint Venture - Additional Information (Detail) (USD $)			3 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Teekay Tankers and Wah Kwong Joint Venture [Member] Installment	Jun. 30, 2013 Teekay Tankers and Wah Kwong Joint Venture [Member] Installment	Jun. 30, 2013 Teekay Tankers and Wah Kwong Joint Venture [Member] Joint Venture Interest Rate Derivative [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture arrangement			50.00%	50.00%
Equity losses recognized			$ 200,000	$ 200,000
Secured term loan maximum amount to be drawn			68,600,000	68,600,000
Quarterly installments loan			32	32
Secured term loan repayments				1,400,000
Balloon payment amount			22,600,000	22,600,000
Percentage Exposure to loan guarantee	50.00%
Percentage of interest rate swap agreement					1.47%
Investment in joint venture	7,289,000	3,457,000
Amount advanced to joint venture	$ 9,830,000	$ 9,830,000	$ 9,800,000	$ 9,800,000